Unaudited Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Loss for the period	€ (26,041)	€ (27,702)
Adjustments for non-cash transactions	(6,922)	6,232
Changes in non-current operating assets and liabilities	(4,763)	1,951
Changes in working capital	11,193	68,373
Cash generated from/(used in) operations	(26,533)	48,855
Income tax paid	(318)	(1,296)
Net cash generated from/(used in) operating activities	(26,851)	47,559
Cash flows from investing activities
Purchases of property, plant and equipment	(9,385)	(16,333)
Purchases of intangible assets	(76)	(543)
Interest received	13	19
Net cash used in investing activities	(9,447)	(16,857)
Cash flows from financing activities
Proceeds from issuance of common stock, net of costs of equity transactions	3,726	2,209
Disposal of treasury shares		154
Payment of lease liabilities	(835)	(518)
Interest paid	(1,909)	(3,396)
Net cash generated from/(used in) financing activities	982	(1,550)
Net change in cash and cash equivalents	(35,316)	29,152
Cash and cash equivalents at beginning of the period	346,642	204,394
Exchange gains/(losses) on cash	(107)	2,324
Restricted cash	45	43
Cash and cash equivalents at end of the period	€ 311,264	€ 235,913